UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22987

Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer ILS Interval Fund

NQ | January 31, 2019

Ticker Symbol: XILSX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 102.3%
		INSURANCE-LINKED SECURITIES - 102.3% of Net Assets(1)
		Catastrophe Linked Bonds - 11.1%
		Earthquakes - California - 0.1%
	250,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$247,850
	300,000(a)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	296,340
	250,000(a)	Ursa Re, 8.407% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	246,175
			$790,365
		Earthquakes - Chile - 0.1%
	500,000(a)	International Bank for Reconstruction & Development, 4.916% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$499,250
		Earthquakes - Colombia - 0.1%
	500,000(a)	International Bank for Reconstruction & Development, 5.416% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$500,200
		Earthquakes - Japan - 0.7%
	2,000,000(a)	Kizuna Re II, 4.277% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$1,983,600
	1,250,000(a)	Kizuna Re II, 4.902% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	1,237,750
	1,050,000(a)	Nakama Re, 4.429% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	1,044,540
	1,750,000(a)	Nakama Re, 5.634% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,731,625
			$5,997,515
		Earthquakes - Mexico - 0.1%
	500,000(a)	International Bank for Reconstruction & Development, 10.666% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$496,300
		Earthquakes - Peru - 0.1%
	1,000,000(a)	International Bank for Reconstruction & Development, 8.416% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$998,000
		Earthquakes - U.S. - 0.0%†
	350,000(a)	Kilimanjaro Re, 6.152% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$349,300
		Earthquakes - U.S. Regional - 0.2%
	2,000,000(a)	Merna Re, 4.402% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$1,991,400
		Flood - U.S. - 0.7%
	6,325,000(a)	FloodSmart Re, 13.657% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$6,318,675
		Multiperil - Japan - 0.3%
	750,000(a)	Akibare Re, 4.684% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$727,500
	2,250,000(a)	Akibare Re, 4.684% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,194,200
			$2,921,700
		Multiperil - U.S. - 4.3%
	3,750,000(a)	Bowline Re, 6.907% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$3,738,750
	2,250,000(a)	Buffalo Re, 6.051% (6 Month USD LIBOR + 348 bps), 4/7/20 (144A)	2,244,825
	1,000,000(a)	Buffalo Re, 9.731% (6 Month USD LIBOR + 716 bps), 4/7/20 (144A)	980,000
	250,000(a)	Caelus Re IV, 7.937% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A)	239,775
	250,000(a)	Caelus Re V, 5.617% (3 Month U.S. Treasury Bill + 321 bps), 6/5/20 (144A)	216,850
	750,000(a)	Caelus Re V, 12.907% (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/21 (144A)	262,500
	1,000,000(a)	Fortius Re, 6.079% (6 Month USD LIBOR + 362 bps), 7/7/21 (144A)	996,900
	4,100,000(a)	Kilimanjaro Re, 7.245% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A)	4,091,800
	1,850,000(a)	Kilimanjaro Re, 9.152% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	1,859,805
	1,850,000(a)	Kilimanjaro Re, 11.652% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,864,060
	500,000(a)	Kilimanjaro Re, 15.238% (3 Month USD LIBOR + 1,250 bps), 5/6/22 (144A)	496,750
	2,500,000(a)	Kilimanjaro II Re, 8.293% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	2,530,500
	1,000,000(a)	Kilimanjaro II Re, 8.313% (6 Month USD LIBOR + 572 bps), 4/21/22 (144A)	1,001,100
	3,000,000(a)	Kilimanjaro II Re, 9.713% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A)	3,037,800
	1,000,000(a)	Kilimanjaro II Re, 9.733% (6 Month USD LIBOR + 714 bps), 4/21/22 (144A)	1,002,400
	3,300,000(a)	Kilimanjaro II Re, 12.063% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A)	3,349,500
	250,000(a)	Residential Reinsurance 2015, 9.179% (3 Month U.S. Treasury Bill + 678 bps), 12/6/19 (144A)	248,100
	1,250,000(a)	Residential Reinsurance 2016, 2.899% (3 Month U.S. Treasury Bill + 50 bps), 6/6/20 (144A)	6,250
	650,000(a)	Residential Reinsurance 2016, 6.219% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	648,570
	500,000(a)	Residential Reinsurance 2016, 7.599% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A)	496,950
	250,000(a)	Residential Reinsurance 2017, 5.449% (3 Month U.S. Treasury Bill + 305 bps), 6/6/21 (144A)	248,750
	250,000(a)	Residential Reinsurance 2017, 14.929% (3 Month U.S. Treasury Bill + 1,253 bps), 12/6/21 (144A)	249,325
	250,000(b)	Residential Reinsurance 2018, 6/6/19 (144A)	32,500
	500,000+(b)	Residential Reinsurance 2018, 12/6/19 (144A)	398,200
	1,000,000(a)	Residential Reinsurance 2018, 13.899% (3 Month U.S. Treasury Bill + 1,150 bps), 12/6/22 (144A)	989,300
	5,050,000(a)	Sanders Re, 5.644% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	5,037,375
	2,250,000(a)	Spectrum Re, 8.335% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	2,220,750
	250,000(a)	Tailwind Re 2017-1, 11.407% (3 Month U.S. Treasury Bill + 900 bps), 1/8/22 (144A)	251,100
			$38,740,485
		Multiperil - U.S. Regional - 0.5%
	500,000(a)	First Coast Re, 6.227% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	$499,250
	4,350,000(a)	Long Point Re III, 5.152% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	4,371,750
			$4,871,000
		Multiperil - Worldwide - 0.9%
	250,000(a)	Galilei Re, 7.306% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$249,875
	750,000(a)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	748,575
	250,000(a)	Galilei Re, 8.136% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	249,050
	Principal
	Amount
	USD ($)		Value
		Multiperil - Worldwide - (continued)
	500,000(a)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	$ 498,700
	1,250,000(a)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	1,243,875
	750,000(a)	Galilei Re, 11.146% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	747,075
	500,000(a)	Galilei Re, 11.166% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	496,450
	500,000(a)	Galilei Re, 16.376% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	497,900
	500,000(a)	Galilei Re, 16.396% (6 Month USD LIBOR + 1,386 bps), 1/8/21 (144A)	496,850
	250,000(a)	Galileo Re, 9.912% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	250,550
	3,000,000(a)	Kendall Re, 7.682% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	2,997,000
			$8,475,900
		Pandemic - Worldwide - 0.5%
	2,300,000(a)	International Bank for Reconstruction & Development, 9.364% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,307,590
	3,050,000(a)	International Bank for Reconstruction & Development, 13.965% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	2,211,250
			$4,518,840
		Wildfire - California - 0.0%†
	2,000,000(a)	Cal Phoenix Re, 9.918% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$100,000
		Windstorms - Florida - 0.7%
	1,750,000(a)	Casablanca Re, 7.17% (6 Month USD LIBOR + 478 bps), 6/4/20 (144A)	$1,767,325
	1,250,000(a)	Integrity Re, 5.693% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	1,250,000
	1,000,000(a)	Integrity Re, 6.253% (3 Month USD LIBOR + 375 bps), 6/10/22 (144A)	999,000
	2,700,000(a)	Sanders Re, 5.624% (6 Month USD LIBOR + 311 bps), 6/5/20 (144A)	2,684,880
			$6,701,205
		Windstorms - Massachusetts - 0.5%
	4,350,000(a)	Cranberry Re, 4.46% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$4,343,040
		Windstorms - Mexico - 0.2%
	600,000(a)	International Bank for Reconstruction & Development, 8.034% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$599,880
	1,250,000(a)	International Bank for Reconstruction & Development, 11.434% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A)	1,244,875
			$1,844,755
		Windstorms - Texas - 0.9%
	5,000,000(a)	Alamo Re, 5.654% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$4,951,000
	3,600,000(a)	Alamo Re, 7.254% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	3,613,680
			$8,564,680
		Windstorms - U.S. Multistate - 0.1%
	1,000,000(a)	Citrus Re, 10.257% (3 Month U.S. Treasury Bill + 785 bps), 2/25/19 (144A)	$600,000
		Windstorms - Worldwide - 0.1%
	500,000(a)	Queen Street XI Re Dac, 8.549% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A)	$502,950
		Total Catastrophe Linked Bonds	$100,125,560
		Collateralized Reinsurance - 23.9%
		Earthquakes - California - 0.3%
	650,000+	Resilience Re, 1/8/19 (144A)	$ 650,000
	2,350,000+(c)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	2,350,000
			$3,000,000
		Hurricane - U.S. - 0.0%†
	400,000+	Oakmont Re, 4/30/19	$9,040
		Multiperil - Australia - 0.2%
AUD	3,000,000+(d)	EC0015 Re, 7/15/19	$1,885,138
		Multiperil - Massachusetts - 0.5%
	4,190,641+(d)	Denning Re 2018, 7/15/19	$4,176,452
		Multiperil - U.S. - 2.4%
	10,000,000+(d)	Kingsbarn Re 2017, 5/15/19	$1,532,000
	15,703,476+(d)	Kingsbarn Re 2018, 5/15/19	7,528,316
	4,994,779+(d)	Maidstone Re 2018, 1/15/20	2,313,082
	3,062,750+(d)	Riviera Re 2017, 4/15/19	393,257
	11,084,286+	Riviera Re 2018-2, 4/15/19	10,173,314
			$21,939,969
		Multiperil - U.S. Regional - 2.0%
	8,916,652+(d)	Ailsa Re 2018, 6/15/19	$8,937,234
	7,150,000+(d)	Cerulean Re 2018, 6/15/19	7,214,565
	1,000,000+(d)	EC0011 Re, 6/15/19	967,800
	1,000,000+(d)	EC0012 Re, 6/15/19	978,900
			$18,098,499
		Multiperil - Worldwide - 14.6%
	10,000,000+(d)	Cerulean Re 2018-2, 7/31/19	$9,420,000
	11,514,401+(d)	Clarendon Re 2018, 1/15/20	10,251,513
	4,537,500+(d)	Cyprus Re 2017, 1/10/20	392,947
	7,757,756+(d)	Dartmouth Re 2018, 1/15/20	4,192,291
	7,030,140+	Dartmouth Re 2019, 1/31/20	5,559,435
	4,510,168+(d)	Friars Head, 6/15/19	4,108,570
	10,240,739+(d)	Gloucester Re 2018, 1/15/20	7,946,190
	4,587,652+	Kilarney Re 2018, 4/15/19	4,138,062
	36,000+	Limestone Re, 8/31/21	41,346
	82,000+	Limestone Re, 8/31/21	94,177
	Principal
	Amount
	USD ($)		Value
		Multiperil - Worldwide - (continued)
	5,273,540+(d)	Lindrick Re 2018, 6/15/19	$ 4,766,753
	10,380,000+	Merion Re 2018, 12/31/21	659,130
	10,780,416+	Merion Re 2019-1, 12/31/22	8,539,168
	12,000,000+	Old Head Re 2019, 12/31/22	9,926,400
	7,333,436+(d)	Oyster Bay Re 2018, 1/15/20	6,655,827
	10,000,000+(d)	Resilience Re, 4/8/19	10,137,000
	4,100,000+(d)	Resilience Re, 5/1/19	41,000
	5,000,000+(d)	Resilience Re, 12/31/19	1,110,000
	10,341,737+(d)	Saunton Re 2018, 7/31/19	9,624,922
	15,658,450+(d)	Seminole Re 2018, 1/15/20	13,915,665
	15,546,234+(d)	Walton Health Re 2018, 6/15/19	7,773,117
	8,850,000+(d)	Wentworth Re 2017, 7/13/19	2,179,755
	4,228,489+(d)	Wentworth Re 2018-2, 7/31/19	3,823,321
	7,998,463+(d)	Wentworth Re 2019-1, 12/31/22	6,862,681
			$132,159,270
		Windstorms - Florida - 1.4%
	8,569,000+	Formby Re 2018, 6/15/19	$8,650,668
	2,921,065+(d)	Formby Re 2018-2, 3/31/19	23,953
	5,500,405+(d)	Portrush Re 2017, 6/15/19	3,646,218
			$12,320,839
		Windstorms - U.S. Regional - 2.5%
	5,561,061+(d)	Hillside Re 2018, 7/1/19	$97,318
	2,350,000+(d)	Oakmont Re 2017, 4/15/19	27,025
	6,529,023+	Oakmont Re 2018, 4/15/19	6,129,683
	11,694,510+(d)	Portrush Re 2018, 6/15/19	2,627,756
	8,385,000+(d)	Promissum Re 2018, 6/15/19	613,782
	12,500,000+(d)	Resilience Re, 6/15/19	12,973,750
			$22,469,314
		Total Collateralized Reinsurance	$216,058,521
		Reinsurance Sidecars - 67.3%
		All Natural Peril - Worldwide - 6.6%
	23,665,770+(d)	Eden Re II, 3/22/23 (144A)	$23,852,730
	3,250,000+(d)	Lion Rock Re 2019, 1/31/20	3,283,800
	1,538,554+(d)	Thopas Re 2019, 12/31/22	1,546,708
	30,889,158+(d)	Versutus Re 2019-A, 12/31/21	31,040,515
			$59,723,753
		Multiperil - U.S. - 7.8%
	2,000,000+(d)	Carnoustie Re 2015, 7/1/19	$6,400
	5,000,000+(d)	Carnoustie Re 2016, 11/30/20	135,000
	12,500,000+(d)	Carnoustie Re 2017, 11/30/21	3,177,500
	19,406,338+(d)	Carnoustie Re 2018, 12/31/21	3,685,264
	15,128,863+(d)	Carnoustie Re 2019, 12/31/22	15,162,146
	14,673,432+(d)	Castle Stuart Re, 12/1/21	12,375,572
	33,700,000+(d)	Harambee Re 2018, 12/31/21	30,387,290
	4,397,907+(d)	Harambee Re 2019, 12/31/22	4,411,101
	2,000,000+(d)	Prestwick Re 2015-1, 7/1/19	34,000
	425,004+(d)	Sector Re V, Series 7, Class F, 3/1/22 (144A)	308,135
	1,900,011+(d)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	1,372,663
			$71,055,071
		Multiperil - U.S. Regional - 0.5%
	5,110,275+(d)	EC0009 Re, Variable Rate Notes, 12/31/20	$4,512,373
		Multiperil - Worldwide - 52.4%
	1,050,000+(d)	Alturas Re 2019-1, 3/10/23	$1,074,885
	7,000,000+(d)	Alturas Re 2019-2, 3/10/22	7,020,300
	2,100,000+(d)	Arlington Re 2015, 2/1/20	102,060
	6,500,000+(d)	Arlington Re 2016, 2/28/20	848,250
	5,299,000+(d)	Berwick Re 2017-1, 2/1/20	175,397
	53,833,776+	Berwick Re 2018-1, 12/31/21	8,887,956
	41,445,574+(d)	Berwick Re 2019-1, 12/31/22	41,445,574
	12,600,000+(d)	Blue Lotus Re 2018, 12/31/21	13,198,500
	3,000,000+(d)	EC0016 Re, 12/31/19	2,940,000
	2,544,175+(d)	Eden Re II, 3/22/21 (144A)	674,715
	2,950,000+(d)	Eden Re II, 3/22/21 (144A)	799,745
	400,000+	Eden Re II, 3/22/22 (144A)	1,260,120
	845,567+	Eden Re II, 3/22/22 (144A)	2,619,313
	7,000,000+(d)	Gleneagles Re 2016, 11/30/20	434,000
	19,900,000+(d)	Gleneagles Re 2017, 11/30/21	8,982,860
	21,917,000+(d)	Gleneagles Re 2018, 12/31/21	2,592,781
	19,436,692+(d)	Gleneagles Re 2019, 12/31/22	19,574,663
	47,710,184+(d)	Gullane Re 2018, 12/31/21	42,939,166
	50,000,000+(d)	Limestone Re 2018, 3/1/22	51,375,000
	27,480,000+(d)	Lorenz Re 2017, 3/31/20	4,119,252
	19,500,000+(d)	Lorenz Re 2018, 7/1/21	14,010,750
	4,000,000+(d)	Madison Re 2016, 3/31/19	322,500
	9,006,108+(d)	Madison Re 2017, 12/31/19	2,855,837
	Principal
	Amount
	USD ($)		Value
		Multiperil - Worldwide - (continued)
	20,980,295+(d)	Madison Re 2018, 12/31/21	$ 16,637,374
	44,514,882+(d)	Merion Re 2018-2 , 12/31/21	43,414,029
	4,700,000+(d)	NCM Re 2018, 12/31/21	4,047,640
	2,000,000+(d)	Pangaea Re 2015-1, 2/1/20	3,600
	6,000,000+	Pangaea Re 2015-2, 11/30/19	14,400
	5,220,000+	Pangaea Re 2016-1, 11/30/20	25,578
	20,000,000+	Pangaea Re 2016-2, 11/30/20	108,000
	17,000,000+(d)	Pangaea Re 2017-1, 11/30/21	–
	33,250,000+(d)	Pangaea Re 2017-3, 5/31/22	–
	12,750,000+(d)	Pangaea Re 2018-1, 12/31/21	749,700
	17,500,000+(d)	Pangaea Re 2018-3, 7/1/22	14,932,750
	12,750,000+(d)	Pangaea Re 2019-1, 2/1/23	12,811,815
	1,260,040+(d)	Sector Re V, Series 7, Class A, 3/1/22 (144A)	75,862
	1,440,011+(d)	Sector Re V, Series 7, Class B, 3/1/22 (144A)	87,910
	5,400,000+(d)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	4,279,922
	5,400,000+(d)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	4,279,922
	2,700,051+(d)	Sector Re V, Series 8, Class A, 3/1/23 (144A)	2,314,894
	4,049,949+(d)	Sector Re V, Series 8, Class B, 3/1/23 (144A)	3,475,720
	7,200,000+(d)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	7,350,327
	8,650,072+(d)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	8,621,032
	2,324,985+(d)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	2,317,583
	4,750,000+(d)	Silverton Re 2017, 9/16/19 (144A)	193,800
	5,000,000+(d)	St. Andrews Re 2017-1, 2/1/20	339,000
	10,054,000+(d)	St. Andrews Re 2017-3, 6/30/21	1,646,845
	7,760,968+(d)	St. Andrews Re 2017-4, 6/1/19	763,679
	24,000,000+(d)	Thopas Re 2018, 12/31/21	21,278,400
	10,000,000+(d)	Versutus Re 2016-1, 11/30/20	47,000
	20,000,000+(d)	Versutus Re 2017, 11/30/21	10,000
	35,000,000+(d)	Versutus Re 2018, 12/31/21	34,562,500
	1,188,665+(d)	Versutus Re 2019-B, 12/31/21	1,188,665
	27,500,000+(d)	Viribus Re 2018, 12/31/21	25,575,000
	40,641,287+(d)	Woburn Re 2018, 12/31/21	29,261,727
	5,000,000+(d)	Woburn Re 2019, 12/31/22	5,000,000
			$473,668,298
		Total Reinsurance Sidecars	$608,959,495
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $1,003,682,737)	$925,143,576
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 102.3%
		(Cost $1,003,682,737)	$925,143,576
		OTHER ASSETS AND LIABILITIES - (2.3)%	($20,576,653)
		NET ASSETS - 100.0%	$904,566,923

(1)	Securities are restricted as to resale.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $166,335,238, or 18.4% of net assets.

†	Amount rounds to less than 0.1%.
+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate to be determined.
(d)	Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	1,316,863	AUD	(1,843,500)	State Street Bank & Trust Co.	4/26/19	$(23,863)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(23,863)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

AUD	-	Australian Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	$–	$38,342,285	$398,200	$38,740,485
Collateralized Reinsurance
Earthquakes - California	–	–	3,000,000	3,000,000
Hurricane – U.S.	–	–	9,040	9,040
Multiperil - Australia	–	–	1,885,138	1,885,138
Multiperil - Massachusetts	–	–	4,176,452	4,176,452
Multiperil - U.S.	–	–	21,939,969	21,939,969
Multiperil - U.S. Regional	–	–	18,098,499	18,098,499
Multiperil - Worldwide	–	–	132,159,270	132,159,270
Windstorms - Florida	–	–	12,320,839	12,320,839
Windstorms - U.S. Regional	–	–	22,469,314	22,469,314
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	59,723,753	59,723,753
Multiperil - U.S.	–	–	71,055,071	71,055,071
Multiperil - U.S. Regional	–	–	4,512,373	4,512,373
Multiperil - Worldwide	–	–	473,668,298	473,668,298
All Other Insurance-Linked Securities	–	61,385,075	–	61,385,075
Total Investments in Securities	$–	$99,727,360	$825,416,216	$925,143,576
Other Financial Instruments
Net unrealized depreciation on forward foreign currency contracts	$–	$(23,863)	$–	$(23,863)
Total Other Financial Instruments	$–	$(23,863)	$–	$(23,863)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 10/31/18	$888,221,574
Realized gain (loss)	(99,397)
Change in unrealized appreciation (depreciation)	(75,529,225)
Accrued discounts/premiums	(778,788)
Purchases	210,578,164
Sales	(195,201,787)
Transfers in to Level 3*	--
Transfers out of Level 3*	(1,774,325)
Balance as of 1/31/19	$825,416,216

*
Transfers are calculated on the beginning of period value. For the three months ended January 31, 2019, an investment having a value of $1,774,325 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(73,210,407).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.